Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Oct. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Balance Sheets

Condensed Balance Sheets

	October 31, 2024	October 31, 2023
ASSETS
Current Assets
Deffered IPO Cost	1,088,400	199,646
Total Current Assets	1,088,400	199,646
Non-Current Assets
Investment in subsidiaries	1,879,477	1,012,473
Total Non-Current Assets	1,879,477	1,012,473
TOTAL ASSETS	2,967,877	1,212,119

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Intercompany Payable	1,461,792	199,646
Total Current Liabilities	1,461,792	199,646
TOTAL LIABILITIES	1,461,792	199,646
Shareholders’ Equity
Ordinary shares (2,500,000,000 shares authorized, par value $0.00002, 25,000,000 shares issued and outstanding as of October 31, 2024 and 2023, respectively)	500	500
Subscription Receivable	—	(500)
Additional Paid In Capital	1,161,211	1,161,211
Statutory Reserve	131,962	30,422
Retained Earning (Accumulated Deficits)	271,788	(105,233)
Accumulated Other Comprehensive Loss	(59,376)	(73,927)
Total Stockholders’ Equity	1,506,085	1,012,473
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,967,877	1,212,119
*	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (See Note 1) and retroactively restated to reflect the Share Split.

Schedule of Statements of Operations

Condensed Statements of Operations

	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022
Operating Costs and Expenses:
Selling, general and administrative expenses	373,892	—	—

Operating Income
Share of income of subsidiaries	852,453	852,042	191,298
Net Income	478,561	852,042	191,298